SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATES

Six months ended June 30, 2026
Balance sheet, except for equity accounts	RMB	6.7851 to US$1.00
Income statement and cash flows	RMB	6.8624 to US$1.00

Year ended December 31, 2025
Balance sheet, except for equity accounts	RMB	6.9931 to US$1.00
Income statement and cash flows	RMB	7.1875 to US$1.00

Six months ended June 30, 2025
Balance sheet, except for equity accounts	RMB	7.1636 to US$1.00
Income statement and cash flows	RMB	7.2526 to US$1.00

SCHEDULE OF CASH AND CASH EQUIVALENTS
	As of June 30, 2026	As of December 31, 2025
	(Unaudited)	(Audited)
Cash and cash equivalents	$5,939,950	$443,591

SCHEDULE OF PROPERTY, PLANT AND EQUIPMENT ESTIMATED USEFUL LIVES

Property, plant and equipment are stated at cost less accumulated depreciation and impairment charges. Depreciation is calculated primarily based on the straight-line method (after taking into account their respective estimated residual values) over the estimated useful lives of the assets:

Category	Estimated Useful Life
Office equipment	4 – 5 years
Leasehold improvements	Shorter of lease term or estimated useful life of the assets

SCHEDULE OF NET REVENUES BY PRODUCT	Net revenues by product:
	For the six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Energy storage system integration equipment & supporting accessories	$2,899,110	$19,229

SCHEDULE OF ACTIVITY OF CONTRACT LIABILITIES

The table below presents the activity of contract liabilities during the six months ended June 30, 2026 and 2025, respectively.

	For the six months ended June 30,
	2026	2025
	(Unaudited)	(Unaudited)
Balance at beginning of period	$2,038,433	$104,659
Deposits received	1,150,613	179,305
Revenue recognized	(2,727,491)	(19,229)
Output Value-Added Tax	(354,574)	(2,531)
Exchange difference	62,489	1,744
Balance at end of period	$169,470	$263,948